Pending Acquisition (Q3)	9 Months Ended
Sep. 30, 2020
Pending Acquisition [Abstract]
Pending Acquisition
NOTE (2) – Pending Acquisition

On August 25, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with City First. The Merger Agreement provides that, among other things and subject to the terms and conditions of the Merger Agreement, City First will merge with and into the Company (the “City First Merger”), with the Company surviving and continuing as the surviving entity. At the effective time of the City First Merger, (1) each share of City First’s Class A Common Stock, par value $0.50 per share, and Class B Common Stock, par value $0.50 per share, issued and outstanding immediately prior to the Effective Time (other than any shares owned by City First or the Company and any Dissenting Shares (as defined in the Merger Agreement)) will be converted into 13.626 validly issued, fully paid and nonassessable shares, respectively, of the voting common stock of the Company, par value $0.01 per share, which will be renamed Class A Common Stock, and a new class of non-voting common stock of the Company, par value $0.01 per share, which will be named Class B Common Stock, and (2) each share of Fixed Rate Cumulative Redeemable Perpetual Preferred Stock, Series B, par value $0.50 per share, of City First (“City First Preferred Stock”) issued and outstanding immediately prior to the effective time of the City First Merger will be converted into one validly issued, fully paid and non-assessable share of a new series of preferred stock of the Company, which new series will be designated as the Company’s Fixed Rate Cumulative Redeemable Perpetual Preferred Stock, Series A, with such rights, preferences, privileges and voting powers, and limitations and restrictions thereof, which taken as a whole, are not materially less favorable to the holders of City First Preferred Stock than the rights, preferences, privileges and voting powers, and limitations and restrictions thereof of City First Preferred Stock. Immediately following the City First Merger, the Bank will merge with and into City First Bank of D.C., National Association (“CFB”), a wholly owned subsidiary of City First, with CFB continuing as the surviving entity.

The unaudited pro forma information in the following table is intended for informational purposes only and is not necessarily indicative of future operating results or operating results that would have occurred had the mergers been completed at the beginning of each respective year.  No assumptions have been applied to the pro forma results of operation regarding possible revenue enhancements, expense efficiencies or asset dispositions.

	Period ended,
	September 30, 2020	December 31, 2019
	(Dollars in thousands, except per share)

Net interest income	$17,817	$23,606
Net income	$2,090	$3,241

Basic earnings per share	$0.04	$0.06
Diluted earnings per share	$0.04	$0.06